List of subsidiaries are as follows	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
List of subsidiaries are as follows

31.	List of subsidiaries are as follows:

	Date of	Place of
Name of Company	acquisition	incorporation	Effective interest		Principal activities
			2025	2024
			%	%
Alps Global Holding Berhad	June 11, 2024	Malaysia	100	100	Investment holding company

Held through Alps Global Holding Berhad:

Alps Biotech Sdn. Bhd.	May 9, 2019	Malaysia	95	95	Investment advisory services, leasing of intellectual property and research and development on medical sciences

Alpscap Berhad	April 11, 2018	Malaysia	51	51	Investment holding

Alps Wellness Centre Sdn. Bhd.	March 31, 2021	Malaysia	100	100	Business of health screening, beauty aesthetics and to act as wellness centre

Celestialab Sdn. Bhd.	February 7, 2018	Malaysia	100	100	Medical research, cultivating and manufacturing stem cells

Celebre Pro Medic Sdn. Bhd.	July 15, 2020	Malaysia	100	100	Business of beauty, healthcare consultancy and therapist

Mont Life (M) Sdn. Bhd.	July 6, 2020	Malaysia	100	100	Provision of consultancy services in relation to healthcare, beauty and aesthetics specialties

Mygenome Sdn. Bhd.	November 27, 2018	Malaysia	99	99	Research and development on biotechnology, provide medical testing and laboratory services, and manufacture and sales of medical medicaments

TMC Global Holdings Sdn. Bhd.	July 15, 2020	Malaysia	100	100	Beauty and health care consultants

Alps Insurance PCC INC	April 10, 2024	Labuan	51	51	Licensed Labuan insurance captive

31.	List of subsidiaries are as follows:

	Date of	Place of
Name of Company	acquisition	incorporation	Effective interest		Principal activities
			2025	2024
			%	%
Alps Global Holding Berhad	June 11, 2024	Malaysia	100	-	Investment holding company

Held through Alps Global Holding Berhad:

Alps Biotech Sdn. Bhd.	May 9, 2019	Malaysia	95	95	Investment advisory services, leasing of intellectual property and research and development on medical sciences

Alpscap Berhad	April 11, 2018	Malaysia	51	51	Investment holding

Alps Wellness Centre Sdn. Bhd.	March 31, 2021	Malaysia	100	100	Business of health screening, beauty aesthetics and to act as wellness centre

Celestialab Sdn. Bhd.	February 7, 2018	Malaysia	100	100	Medical research, cultivating and manufacturing stem cells

Celebre Pro Medic Sdn. Bhd.	July 15, 2020	Malaysia	100	100	Business of beauty, healthcare consultancy and therapist

Mont Life (M) Sdn. Bhd.	July 6, 2020	Malaysia	100	100	Provision of consultancy services in relation to healthcare, beauty and aesthetics specialties

Mygenome Sdn. Bhd.	November 27, 2018	Malaysia	99	99	Research and development on biotechnology, provide medical testing and laboratory services, and manufacture and sales of medical medicaments

TMC Global Holdings Sdn. Bhd.	July 15, 2020	Malaysia	100	100	Beauty and health care consultants

Alps Insurance PCC INC	April 10, 2024	Labuan	51	51	Licensed Labuan insurance captive

On 11 June 2024, the Company acquired 53% of the voting shares of Alps Global Holding Berhad. Subsequently, on 4 July 2024, the Company acquired an additional 46%, and on 24 July 2024, it acquired a further 1%.